Contributed Equity - Summary of Contributed Equity (Parenthetical) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2021
Contributed Equity [Line Items]
Shares issuance cost	$ 4,531,040
NASDAQ Listing
Contributed Equity [Line Items]
Shares issuance cost		$ 10,126,969
Exercise of Warrants
Contributed Equity [Line Items]
Shares issuance cost		$ 1,099,412